Net Revenues of Company's Contract Liabilities (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Revenues [Abstract]
Advance from customers, Opening balance	$ 26,266
Advance from customers, Additions	11,248
Advance from customers, Revenue recognized	(2,944)
Advance from customers, Closing balance	34,570
Deferred transition revenue, Opening balance	101,785
Deferred transition revenue, Additions	11,083
Deferred transition revenue, Revenue recognized	(10,430)
Deferred transition revenue, Currency translation adjustments	(10)
Deferred transition revenue, Closing balance	$ 102,428